Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2018
Fixed maturities:
U.S. government obligations	$9,916.5	$0	$0	$9,916.5	$9,897.4
State and local government obligations	0	1,649.1	0	1,649.1	1,654.6
Corporate debt securities	0	8,694.3	0	8,694.3	8,808.5
Subtotal	9,916.5	10,343.4	0	20,259.9	20,360.5
Asset-backed securities:
Residential mortgage-backed	0	734.4	0	734.4	733.5
Commercial mortgage-backed	0	3,301.6	0	3,301.6	3,332.8
Other asset-backed	0	3,577.3	0	3,577.3	3,585.4
Subtotal asset-backed securities	0	7,613.3	0	7,613.3	7,651.7
Redeemable preferred stocks:
Financials	0	78.2	0	78.2	79.3
Utilities	0	0	0	0	0
Industrials	9.5	150.6	0	160.1	164.4
Subtotal redeemable preferred stocks	9.5	228.8	0	238.3	243.7
Total fixed maturities	9,926.0	18,185.5	0	28,111.5	28,255.9
Short-term investments	1,722.1	73.8	0	1,795.9	1,795.9
Total available-for-sale securities	11,648.1	18,259.3	0	29,907.4	30,051.8
Equity securities:
Nonredeemable preferred stocks:
Financials	71.9	887.1	25.1	984.1	951.6
Utilities	0	44.8	0	44.8	46.0
Industrials	0	0	5.0	5.0	5.0
Subtotal nonredeemable preferred stocks	71.9	931.9	30.1	1,033.9	1,002.6
Common equities:
Common stocks	2,625.8	0	0	2,625.8	1,148.6
Other risk investments	0	0	0.3	0.3	0.3
Subtotal common equities	2,625.8	0	0.3	2,626.1	1,148.9
Total equity securities	2,697.7	931.9	30.4	3,660.0	2,151.5
Total portfolio	$14,345.8	$19,191.2	$30.4	$33,567.4	$32,203.3
Debt	$0	$4,532.3	$0	$4,532.3	$4,404.9

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2017
Fixed maturities:
U.S. government obligations	$6,645.9	$0	$0	$6,645.9	$6,688.8
State and local government obligations	0	2,297.1	0	2,297.1	2,285.6
Corporate debt securities	0	4,997.7	0	4,997.7	4,997.2
Subtotal	6,645.9	7,294.8	0	13,940.7	13,971.6
Asset-backed securities:
Residential mortgage-backed	0	836.7	0	836.7	828.8
Commercial mortgage-backed	0	2,758.6	0	2,758.6	2,760.1
Other asset-backed	0	2,454.7	0	2,454.7	2,454.5
Subtotal asset-backed securities	0	6,050.0	0	6,050.0	6,043.4
Redeemable preferred stocks:
Financials	0	64.1	0	64.1	61.3
Utilities	0	11.4	0	11.4	10.1
Industrials	0	135.5	0	135.5	123.5
Subtotal redeemable preferred stocks	0	211.0	0	211.0	194.9
Total fixed maturities	6,645.9	13,555.8	0	20,201.7	20,209.9
Short-term investments	1,824.4	1,045.0	0	2,869.4	2,869.4
Total fixed maturities and short-term	8,470.3	14,600.8	0	23,071.1	23,079.3
Equity securities:
Nonredeemable preferred stocks:
Financials	80.6	718.2	0	798.8	693.6
Utilities	0	0	0	0	0
Industrials	0	0	5.0	5.0	5.0
Subtotal nonredeemable preferred stocks	80.6	718.2	5.0	803.8	698.6
Common equities:
Common stocks	3,399.5	0	0	3,399.5	1,498.7
Other risk investments	0	0	0.3	0.3	0.3
Subtotal common equities	3,399.5	0	0.3	3,399.8	1,499.0
Total equity securities	3,480.1	718.2	5.3	4,203.6	2,197.6
Total available-for-sale portfolio	$11,950.4	$15,319.0	$5.3	$27,274.7	$25,276.9
Debt	$0	$3,606.5	$37.1	$3,643.6	$3,306.3

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2018 and 2017:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2017	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2018
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$0	$0	$0	$0	$0	$0	$0	$0
Equity securities:
Nonredeemable preferred stocks:
Financials	0	0	25.1	0	0	0	0	25.1
Industrials	5.0	0	0	0	0	0	0	5.0
Common equities:
Other risk investments	0.3	0	0	0	0	0	0	0.3
Total Level 3 securities	$5.3	$0	$25.1	$0	$0	$0	$0	$30.4

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2016	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2017
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$0.3	$(0.3)	$0	$0	$0	$0	$0	$0
Equity securities:
Nonredeemable preferred stocks:
Financials	0	0	0	0	0	0	0	0
Industrials	0	0	5.0	0	0	0	0	5.0
Common equities:
Other risk investments	0.4	(0.1)	0	0	0	0	0	0.3
Total Level 3 securities	$0.7	$(0.4)	$5.0	$0	$0	$0	$0	$5.3

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2018	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Equity securities:
Nonredeemable preferred stocks:
Financials[1]	$25.1	Internal price	Unadjusted purchase price	9.0
Industrials[2]	5.0	Internal price	Price-to-sales ratio	5.5
Subtotal Level 3 securities	30.1
Pricing exemption securities[3]	0.3
Total Level 3 securities	$30.4

[1]The security was internally-priced since it is privately held. The security was purchased during December 2018 and the value at December 31, 2018 reflects the unadjusted purchase price per share.
[2] The security was internally-priced since it is privately held. The price at December 31, 2018, was calculated using a price-to-sales ratio.
[3] The unobservable input is not reasonably available to us.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2017	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Equity securities:
Nonredeemable preferred stocks:
Financials	$0	NA	NA	NA
Industrials[1]	5.0	Internal price	Unadjusted purchase price	3.9
Subtotal Level 3 securities	5.0
Pricing exemption securities[2]	0.3
Total Level 3 securities	$5.3

NA= Not Available
[1] The security was internally-priced since it is privately held. The security was purchased during third quarter 2017 and the value at December 31, 2017, reflects the unadjusted purchase price per share.
[2] The unobservable input is not reasonably available to us.